Segment Information And Information About Geographic Areas - Schedule of Software, Equipment and Property, Net by Geographic Area (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total software, equipment and property-net	$ 139,801	$ 135,845	$ 101,438
Property Plant And Equipment Net [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total software, equipment and property-net		135,845	101,438
Americas [Member] | Property Plant And Equipment Net [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	139,749	135,784	101,370
China [Member] | Property Plant And Equipment Net [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 52	$ 61	$ 68